Subsequent events	12 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent events

18	Subsequent events

The Company follows the guidance in FASB ASC 855-10 for the disclosure of subsequent events. Management evaluated subsequent events through the date the consolidated financial statements were issued and the following events have been determined by the Company be disclosed:

Entry into Share Purchase Agreement

On August 11, 2026, the Company entered into a share purchase agreement (the “Agreement”) with Jurong Day & Night Clinic Pte. Ltd. (“JDNC”), a Singapore-incorporated company operating a licensed medical clinic in Singapore, and Ms. Ting Shih King (the “Seller”), pursuant to which the Company agreed to acquire ordinary shares representing 19% of the issued and paid-up share capital of JDNC (the “Sale Shares”).

The transaction closed and was completed on August 27, 2026, following the satisfaction of customary closing conditions, including corporate and regulatory approvals and Nasdaq notification requirements. The purchase price of US$256,500 was satisfied in full at closing by the issuance to the Seller of 186,410 Class A ordinary shares of the Company (the “Consideration Shares”). The number of Consideration Shares was determined based on a reference value equal to 80% of the prevailing market value (representing a 20% contractual discount off the arithmetic average of the closing prices per ordinary share of the Company as reported on the NASDAQ Capital Market over the five consecutive business days ending immediately prior to the effective date).

The Consideration Shares were issued in a transaction not involving a public offering, in reliance on the exemption from registration under Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), and/or Regulation S thereunder. The Consideration Shares constitute “restricted securities” under Rule 144, are subject to a contractual nine-month lock-up from the closing date, and carry no registration rights.

Following closing, the Seller retains the remaining 81% equity interest in JDNC and full operating control. The Company does not hold any board seats, board observer rights, or voting control over JDNC’s board of directors.

The Agreement provides for a twelve-month performance period following closing, including completion of the integration of the Company’s operating system at JDNC within nine months of the closing date. If the performance targets are not met, or if the Company fails to complete the digital deployment of the software suite within nine months of closing, the Seller has the option to repurchase the Sale Shares within two years from the closing date by returning to the Company the exact number of Consideration Shares issued at closing, which the Company will cancel or hold in treasury.

Issuance of Class A Ordinary Shares to Key Personnel.

On August 17, 2026, the Board of Directors of Mobile-health Network Solutions (the “Company”) approved the allotment and issuance of an aggregate of 1,120,000 Class A ordinary shares of the Company to 39 key personnel of the Company as part of their remuneration packages in fiscal year 2027. The shares are subject to share transfer restrictions as set out in a deed of undertaking entered into by such key personnel.

Formation of Ghana Joint Venture

On July 7, 2026, the Company entered into a definitive joint venture agreement with Jospong Group of Companies Limited (Jospong). The agreement established a joint venture company in Ghana named MHNS Ghana Limited. The total initial capitalization of the joint venture is US$2,500,000 with the Company holding a 49% equity interest valued at US$1,225,000, which was contributed in-kind via proprietary technology and platform licensing. Jospong holds a 51% equity interest valued at US$1,275,000, contributed in cash. Regarding share awards, no information is available in the current records to determine a financial effect therefore an estimated financial effect for share awards cannot be made at this time.

Issuance of Class A and Class C Ordinary Shares

On September 22, 2026, the Board of Directors of the Company approved the allotment and issuance of an aggregate of 1,980,000 Class A ordinary shares to six directors and officers of the Company and 500,000 Class C ordinary shares of the Company to Siaw Tung Yeng and Teoh Pui Pui as part of their remuneration packages in fiscal year 2027. The shares are subject to share transfer restrictions as set out in a deed of undertaking entered into by such directors and officers. Regarding share awards, no information is available in the current records to determine a financial effect; therefore, an estimated financial effect for share awards cannot be made at this time.